Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2025
Receivables [Abstract]
Sales tax receivable	$ 14,650	$ 15,051
Prepaid expenses and other receivables	8,527	8,108
Receivable on sale of subsidiary	1,816	1,816
Accounts receivable and prepaids, gross	24,993	24,975
Provisions and liability, opening	(6,777)	(6,633)
Additions	(310)	0
Impairment of receivable on sale of subsidiary	0	(1,816)
Recovery, reversal, and repayments	1,259	2,467
Foreign exchange	(805)	971
Provision and liability, ending	(6,633)	(5,011)
Amounts receivable and prepaids, net	18,360	19,964
Less: current portion	(11,758)	(14,772)
Long term portion	$ 6,602	$ 5,192